Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price (USD)	Weighted average grant date fair value (USD)	Weighted average remaining contractual term	Aggregate intrinsic value (USD in thousands)
Outstanding, January 1, 2025	500,802	41.56	17.65	6.73	46.25
Granted	—	—	—		—
Exercised	(164)	26.75	10.31	6.50	0.37
Forfeited/Cancelled	(53,956)	58.36	11.36		—
Outstanding, December 31, 2025	446,682	39.53	18.34	5.73	0.86
Vested and expected to vest at December 31, 2025	445,592	39.47	18.37	5.74	0.86
Exercisable as of December 31, 2025	404,322	40.38	19.04	5.67	0.86

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2025 was as follows:

	Number of restricted shares	Weighted average grant date fair value (USD)
Outstanding, January 1, 2025	2,567,941	26.73
Granted	1,044,634	26.32
Vested	(1,073,164)	26.91
Forfeited/Cancelled	(401,865)	27.22
Outstanding, December 31, 2025	2,137,546	26.06
Expected to vest, December 31, 2025	1,629,764	26.07

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2023	2024	2025
Fair value of ordinary share	US$29.16-US$35.87	US$25.97-US$34.44	US$25.77-US$27.93
Risk-free interest rates	3.50%-4.72%	3.65%-4.41%	4.06%-4.46%
Expected exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected volatility	51.00%-54.19%	49.00%-50.38%	49.20%-50.00%
Expected dividend yield	1.00%	1.00%	1.50%
Weighted average fair value per option granted	US$4.12-US$18.91	US$3.21-US$18.32	US$7.36-US$13.51

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	7,982	8,135	14,812	2,118
Sales and marketing expenses	49,305	48,445	56,938	8,142
General and administrative expenses	51,860	51,112	60,110	8,596
Product development expenses	85,945	84,332	87,114	12,457
	195,092	192,024	218,974	31,313